FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153

13F File Number:  028-11212

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Norris Nissim
Title:  General Counsel
Phone:  (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

May 15, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $785,357 (thousands)

List of Other Included Managers:

         None

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                                                                LUXOR CAPITAL GROUP, LP
                                                    FORM 13F INFORMATION TABLE FOR QUARTER ENDED 3/31/07

COLUMN 1                  COLUMN 2           COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
--------                 ----------          --------  ----------        ---------       ----------  ----------    ---------
                           TITLE OF                       VALUE     SHRS OR   SH/  CALL/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              CLASS             CUSIP     (X$1000)    PRN AMT   PRN  PUT   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------            ---------           -----    ----------  --------- ----- ----- ----------  --------  ----     ------  ----
AEROPOSTALE                  COM              007865108   2,984       74,172  SH           SOLE                   74,172   0     0
ALLIANCE ONE INTL INC        COM              018772103  17,711    1,918,863  SH           SOLE                1,918,863   0     0
AMERICAN EXPRESS CO          COM              025816109  40,536      718,730  SH           SOLE                  718,730   0     0
ARCELOR MITTAL               COM              03937E901   2,645       50,000  SH   CALL    SOLE                   50,000   0     0
ARCELOR MITTAL               NY REG SH CL A   03937E101  23,380      442,054  SH           SOLE                  442,054   0     0
                                 ADDED
BOEING CO                    COM              097023955  44,464      500,100  SH   PUT     SOLE                  500,100   0     0
BP PRUDHOE BAY RTY TR        UNIT BEN INT     055630107   1,100       16,550  SH           SOLE                   16,550   0     0
CARDERO RES CORP             COM              14140U105   1,734      591,880  SH           SOLE                  591,880   0     0
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1  29257MAB6  12,569   13,552,000  PRN          SOLE               13,552,000   0     0
ENDEAVOUR INTL CORP          COM              29259G101   8,630    4,272,402  SH           SOLE                4,272,402   0     0
FREMONT GEN CORP             COM              357288109     181       26,100  SH   CALL    SOLE                   26,100   0     0
FREMONT GEN CORP             COM              357288109  14,946    2,156,713  SH           SOLE                2,156,713   0     0
GULFPORT ENERGY CORP         COM NEW          402635304  37,943    2,840,015  SH           SOLE                2,840,015   0     0
ICONIX BRAND GROUP INC       COM              451055107  36,345    1,781,602  SH           SOLE                1,781,602   0     0
JUPITERMEDIA CORP            COM              48207D101   5,500      830,879  SH           SOLE                  830,879   0     0
KODIAK OIL & GAS CORP        COM              50015Q100   4,849      942,000  SH           SOLE                  942,000   0     0
MAXXAM INC                   COM              577913106  20,597      687,480  SH           SOLE                  687,480   0     0
METAL MGMT INC               COM NEW          591097209  38,549      834,402  SH           SOLE                  834,402   0     0
MICROSOFT CORP               COM              594918904   7,773      278,900  SH   CALL    SOLE                  278,900   0     0
MUELLER WTR PRODS INC        COM SER B        624758207  30,431    2,272,665  SH           SOLE                2,272,665   0     0
NABI BIOPHARMACEUTICALS      COM              629519109   4,999      941,466  SH           SOLE                  941,466   0     0
NASDAQ 100 TR                UNIT SER 1       631100104     596       13,690  SH           SOLE                   13,690   0     0
NORDIC AMERICAN TANKER SHIPP COM              G65773956   3,846      106,100  SH   PUT     SOLE                  106,100   0     0
NORTEL INVERSORA S A         SPON ADR PFD B   656567401     980       70,000  SH           SOLE                   70,000   0     0
SCOTTISH RE GROUP LIMITED    SHS              G73537410  20,053    4,988,346  SH           SOLE                4,988,346   0     0
SILICON GRAPHICS INC         COM NEW          827056300     335       11,130  SH           SOLE                   11,130   0     0
SPIRIT AEROSYSTEMS HLDGS INC COM CL A         848574109  17,622      553,285  SH           SOLE                  553,285   0     0
SUNTECH PWR HLDGS CO LTD     COM              86800C954   3,461      100,000  SH   PUT     SOLE                  100,000   0     0
SYNTA PHARMACEUTICALS CORP   COM ADDED        87162T206  15,055    2,119,889  SH           SOLE                2,119,889   0     0
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN   Y8565J101  26,129      900,996  SH           SOLE                  900,996   0     0
TEEKAY SHIPPING MARSHALL ISL COM              Y8564W903   8,117      150,000  SH   CALL    SOLE                  150,000   0     0
TEEKAY SHIPPING MARSHALL ISL COM              Y8564W103 152,959    2,826,823  SH           SOLE                2,826,823   0     0
TITAN INTL INC ILL           COM              88830M102  67,088    2,648,554  SH           SOLE                2,648,554   0     0
TRAVELCENTERS OF AMERICA LLC COM ADDED        894174101     859       22,366  SH           SOLE                   22,366   0     0
TYCO INTL LTD NEW            COM              902124906  19,309      612,000  SH   CALL    SOLE                  612,000   0     0
TYCO INTL LTD NEW            COM              902124106  24,454      775,100  SH           SOLE                  775,100   0     0
U S GLOBAL INVS INC          CL A             902952100     101        3,934  SH           SOLE                    3,934   0     0
XENOPORT INC                 COM              98411C100  20,220      725,789  SH           SOLE                  725,789   0     0
ZOLTEK COS INC               COM              98975W104  46,305    1,325,652  SH           SOLE                1,325,652   0     0


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